Prospectus Supplement                                           5/01
dated April 30, 2001 to:

PUTNAM VARIABLE TRUST

Class IB Prospectus dated April 30, 2001

Financial highlights for each fund can be found on the following pages:

Fund                                                            Pages

Putnam VT American Government Income Fund                        30,33
Putnam VT Asia Pacific Growth Fund                               30,33
Putnam VT Capital Appreciation Fund                              30,33
Putnam VT Diversified Income Fund                                30,33
Putnam VT The George Putnam Fund of Boston                       30,33
Putnam VT Global Asset Allocation Fund                           30,33
Putnam VT Global Growth Fund                                     30,33
Putnam VT Growth and Income Fund                                 30,33
Putnam VT Growth Opportunities Fund                              31,33
Putnam VT Health Sciences Fund                                   31,33
Putnam VT High Yield Fund                                        31,34
Putnam VT Income Fund                                            31,34
Putnam VT International Growth Fund                              31,34
Putnam VT International Growth and Income Fund                   31,34
Putnam VT International New Opportunities Fund                   31,34
Putnam VT Investors Fund                                         31,34
Putnam VT Money Market Fund                                      31,34
Putnam VT New Opportunities Fund                                 32,34
Putnam VT New Value Fund                                         32,34
Putnam VT OTC & Emerging Growth Fund                             32,35
Putnam VT Research Fund                                          32,35
Putnam VT Small Cap Value Fund                                   32,35
Putnam VT Technology Fund                                        32,35
Putnam VT Utilities Growth and Income Fund                       32,35
Putnam VT Vista Fund                                             32,35
Putnam VT Voyager Fund                                           32,35
Putnam VT Voyager Fund II                                        32,35